ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES
ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES

1. Organization, Nature of Business, and Risk and Uncertainties

Organization and Nature of Business

References to “Desktop Metal” and the “Company” in the financial results of the nine months ended September 30, 2020 refer to Desktop Metal, Inc., a Delaware corporation, together with its subsidiaries, prior to the closing of the transactions contemplated by the Agreement and Plan of Merger, dated September 26, 2020, by and among Trine Acquisition Corp., a Delaware corporation, Sparrow Merger Sub, Inc., a wholly-owned subsidiary of Trine, and the Company (as amended, the “Merger Agreement”). The transactions contemplated by the Merger Agreement closed on December 9, 2020, at which time the Company was renamed Desktop Metal Operating, Inc. and became a wholly-owned subsidiary of Trine Acquisition Corp. These financial results for the nine months ended September 30, 2020 reflect only the financial results of the Company prior to the closing of the transactions contemplated by the Merger Agreement.

Desktop Metal, Inc. and subsidiaries (“the “Company”, “Desktop Metal”) is a Delaware corporation headquartered in Burlington, Massachusetts. The Company was founded in 2015 and is accelerating the transformation of manufacturing with 3D printing solutions for engineers, designers, and manufacturers. The Company designs, produces and markets 3D printing products to a variety of end customers.

Risks and Uncertainties

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional funding, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology. The Company has financed its operations to date primarily with proceeds from the sale of preferred stock. The Company’s long‑term success is dependent upon its ability to successfully market its products and services; generate revenue; maintain or reduce its operating costs and expenses; meet its obligations; obtain additional capital when needed; and, ultimately, achieve profitable operations. Management believes that existing cash and investments as of September 30, 2020, when coupled with the cash raised through the merger, will be sufficient to fund operating and capital expenditure requirements through at least twelve months from the date of issuance of these condensed consolidated financial statements.

1. ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES

Organization and Nature of Business

Desktop Metal, Inc. and subsidiaries (the “Company” “Desktop Metal”) is a Delaware corporation headquartered in Burlington, Massachusetts. The Company was founded in 2015 and is accelerating the transformation of manufacturing with 3D printing solutions for engineers, designers, and manufacturers. The Company designs, produces and markets 3D printing systems to a variety of end customers.

Risks and Uncertainties

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional funding, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology. The Company has financed its operations to date primarily with proceeds from the sale of Convertible Preferred Stock. The Company’s long‑term success is dependent upon its ability to successfully market its products and services; generate revenue; maintain or reduce its operating costs and expenses; meet its obligations; obtain additional capital when needed; and, ultimately, achieve profitable operations. Management believes that existing cash and investments as of September 2020 will be sufficient to fund operating and capital expenditure requirements through at least twelve months from the date of issuance of these consolidated financial statements.